Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 30,052,812	$ 25,237,927
Nominal contract amount of hedging instruments	488,270	424,859
Trading Assets	$ 373,855	$ 340,146
Fair value of hedging assets	7,528	6,054
Fair value of derivative assets	268,637	229,714
Fair value of trading liabilities	372,189	346,398
Fair value of hedging liabilities	5,005	4,860
Fair value of derivative liabilities	264,448	234,772
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	3,054	3,344
Fair value of derivative liabilities	5,340	6,090
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 11,706,591	$ 9,463,768
Nominal contract amount of hedging instruments	82,161	63,547
Trading Assets	$ 142,055	$ 99,014
Fair value of hedging assets	2,738	935
Fair value of trading liabilities	133,910	99,949
Fair value of hedging liabilities	75	780
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,316,173	$ 14,853,397
Nominal contract amount of hedging instruments	406,109	361,312
Trading Assets	$ 209,794	$ 223,534
Fair value of hedging assets	4,790	5,119
Fair value of trading liabilities	212,980	225,443
Fair value of hedging liabilities	$ 4,930	$ 4,080
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	190,332	172,985
Fair value of hedging assets	$ 4,180	$ 3,729
Fair value of hedging liabilities	4,411	2,965
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 81,972	$ 100,191
Nominal contract amount of hedging instruments	90,074	92,268
Trading Assets	$ 2,340	$ 2,216
Fair value of hedging assets	714	1,128
Fair value of derivative assets	3,054	3,344
Fair value of trading liabilities	1,502	2,452
Fair value of hedging liabilities	3,838	3,638
Fair value of derivative liabilities	5,340	6,090
Fair value hedges | Foreign exchange | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 51,437	$ 66,711
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 796	$ 486
Fair value of hedging assets	0	0
Fair value of derivative assets	796	486
Fair value of trading liabilities	1,015	1,705
Fair value of hedging liabilities	0	0
Fair value of derivative liabilities	1,015	1,705
Fair value hedges | Interest rate | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 30,535	$ 33,480
Nominal contract amount of hedging instruments	90,074	92,268
Trading Assets	$ 1,544	$ 1,730
Fair value of hedging assets	714	1,128
Fair value of derivative assets	2,258	2,858
Fair value of trading liabilities	487	747
Fair value of hedging liabilities	3,838	3,638
Fair value of derivative liabilities	$ 4,325	$ 4,385